Securities (Summary of Debt Securities by Risk Rating) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Debt securities	$ 364,940	$ 373,949
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	364,938	373,947
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	364,793	373,836
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	364,791	373,834
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	147	113
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	147	113
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Allowance for credit losses on debt securities at amortized cost	0	0
Debt securities, net of allowance	0	0
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	364,534	373,317
Investment grade [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	364,534	373,317
Investment grade [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	0	0
Non-investment Grade [Member]
Disclosure of financial assets [line items]
Debt securities	321	519
Non-investment Grade [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	259	519
Non-investment Grade [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	62	0
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	85	113
Watch and classified [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	85	113
Default [Member]
Disclosure of financial assets [line items]
Debt securities	0	0
Default [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities	$ 0	$ 0